Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Item 402(v) Pay Versus Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for each principal executive officer (“PEO”), and non-PEO Named Executive Officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “—Executive and Director Compensation.”
The amounts set forth below under the headings “CAP to PEO” and “Average CAP to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules, and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year(1)	Summary Compensation Table Total for PEO(2)	CAP to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average CAP to Non- PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss) (in thousands)(6)
2024	$1,872,299	$(1,697,775)	$842,341	$(209,854)	$15.80	$(41,843)
2023	$7,007,407	$4,378,493	$2,351,994	$1,605,958	$83.33	$(29,491)
2022	$1,514,366	$596,713	$966,992	$573,978	$21.78	$(35,709)

(1)	We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, and as such, we are only required to include information for the past three fiscal years.
(2)	Our PEO reflected in these columns and for each of the applicable fiscal years is Mr. Brady.
(3)
In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718 and did not materially differ from those disclosed at the time of grant.

(4)	Our Non-PEO NEOs reflected in these columns are Dr. Whiting and Mr. Maestas.
(5)
The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K. TSR for prior years in this table differs from TSR reported in last year’s Pay Versus Performance table because the measurement period now begins on December 31, 2021, the last trading day before the earliest fiscal year presented in this year’s table

(6)	The amounts reflected in this column represent the net income (loss) reflected in our audited financial statements for each applicable fiscal year.
(7)
For fiscal year 2024, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”), computed in accordance with Item 402(v) of Regulation S-K reflected below:

Fiscal Year	2024
PEO SCT Total	$1,872,299
- Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(977,999)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$97,750
+ Change in Fair Value from the End of 2023 to the End of 2024 of Option Awards and Stock Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of 2024	$(2,026,808)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in 2024 that Vested During 2024	$111,964
+ Change in Fair Value from the End of 2023 to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	$(774,980)
CAP to PEO	$(1,697,775)

(8)
For fiscal year 2024, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	2024
Non-PEO NEO Average SCT Total	$842,341
- Average Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(273,840)
+ Average Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$27,370
+ Average Change in Fair Value from the End of 2023 to the End of 2024 of Option Awards and Stock Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of 2024	$(599,049)
+ Average Fair Value at Vesting of Option Awards and Stock Awards Granted in 2023 that Vested During 2024	$31,350
+ Average Change in Fair Value from the End of 2023 to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During 2024	$(238,025)
Average Compensation Actually Paid	$(209,854)

Named Executive Officers, Footnote
(2)	Our PEO reflected in these columns and for each of the applicable fiscal years is Mr. Brady.
(4)	Our Non-PEO NEOs reflected in these columns are Dr. Whiting and Mr. Maestas.

PEO Total Compensation Amount	$ 1,872,299	$ 7,007,407	$ 1,514,366
PEO Actually Paid Compensation Amount	$ (1,697,775)	4,378,493	596,713
Adjustment To PEO Compensation, Footnote
(7)
For fiscal year 2024, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”), computed in accordance with Item 402(v) of Regulation S-K reflected below:

Fiscal Year	2024
PEO SCT Total	$1,872,299
- Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(977,999)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$97,750
+ Change in Fair Value from the End of 2023 to the End of 2024 of Option Awards and Stock Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of 2024	$(2,026,808)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in 2024 that Vested During 2024	$111,964
+ Change in Fair Value from the End of 2023 to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	$(774,980)
CAP to PEO	$(1,697,775)

Non-PEO NEO Average Total Compensation Amount	$ 842,341	2,351,994	966,992
Non-PEO NEO Average Compensation Actually Paid Amount	$ (209,854)	1,605,958	573,978
Adjustment to Non-PEO NEO Compensation Footnote
(8)
For fiscal year 2024, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	2024
Non-PEO NEO Average SCT Total	$842,341
- Average Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(273,840)
+ Average Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$27,370
+ Average Change in Fair Value from the End of 2023 to the End of 2024 of Option Awards and Stock Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of 2024	$(599,049)
+ Average Fair Value at Vesting of Option Awards and Stock Awards Granted in 2023 that Vested During 2024	$31,350
+ Average Change in Fair Value from the End of 2023 to the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During 2024	$(238,025)
Average Compensation Actually Paid	$(209,854)

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 15.8	$ 83.33	$ 21.78
PEO Name	Mr. Brady	Mr. Brady	Mr. Brady
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (41,843,000)	$ (29,491,000)	$ (35,709,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(977,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,026,808)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,964
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(774,980)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,840)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,370
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,049)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,350
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (238,025)